Label	Element	Value
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP Candriam Emerging Markets Equity Portfolio (formerly, NYLI VP Candriam Emerging Markets Equity Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	185.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Portfolio may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Portfolio may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Portfolio may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Candriam, the Portfolio’s Subadvisor, defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets, such as MSCI Emerging + Frontier Markets Index.

At times, the Portfolio might increase the relative exposure to investments in a particular region or country. The Portfolio may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Portfolio may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach, which seeks to identify and analyze investable longer term structural trends as well as shorter term local and global trends, combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. By incorporating ESG criteria within the investment process, the Subadvisor identifies other factors that may influence a company's value and competitiveness over the medium- and long-term, which are not always immediately obvious in traditional financial analyses. External factors such as CO2 costs or health and safety standards affect most companies, either positively or negatively, when integrated into their economic model. Some factors offer a new opportunity while others are considered a threat to the business model.

ESG factors are evaluated by the Subadvisor based on data provided by its dedicated and independent ESG research team. The ESG research team conducts an ESG assessment of companies by their potential ability to create value by integrating sustainability into their business activities and the interest of stakeholders within their operating and financial managerial processes. The business activities analysis assesses how companies are exposed to major long-term ESG trends that can strongly influence the environment in which they operate and that may shape their future market challenges and long-term growth. The relationships with stakeholders give rise to opportunities as well as risks, and are therefore determinants of long-term value. The Subadvisor evaluates the extent to which each company incorporates the interests of stakeholders in its long-term strategy.

The ESG assessment is a contributing factor to determine the final assessment of a company, which in turn will determine the weighting of this position in the portfolio.

Finally, the Subadvisor applies a norms-based and controversial activities filter to exclude companies which may represent high risk due to a violation of UN Global Compact principles and exposed to highly controversial activities such as armament, tobacco and thermal coal.

The Subadvisor considers sector, currency, regional and country deviations relative to the MSCI Emerging Markets Index when making investment decisions for the Portfolio. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers across markets, sectors and countries.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Portfolio may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Portfolio may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Portfolio may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q2	22.39%
Worst Quarter
2020, Q1	-23.24%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Portfolio's performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Portfolio's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark. In addition, the Subadvisor's exclusionary ESG screen may result in the Portfolio forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Exchange-Traded Fund ("ETF") Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss.

Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free.

Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Growth Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Regulatory Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Regulatory Risk: The Portfolio as well as the issuers of the securities and other instruments in which the Portfolio invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Geographic Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, social, economic, regulatory, geopolitical and other conditions in such country or region, and the Portfolio’s performance will be affected by the conditions in the countries or regions to which the Portfolio is exposed. To the extent the Portfolio focuses its investments in a particular country or region, such as mainland China, Hong Kong or Taiwan, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

The Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases the Portfolio may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Risk: The strategy of the Portfolio may result in high portfolio turnover. A high turnover rate may increase transaction costs, which are paid by the Portfolio. Additionally, a high turnover rate may generate capital gains, (on which Portfolio shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | MSCI Emerging Markets Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net)1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.42%
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,455
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.24%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.65%
Annual Return [Percent]	oef_AnnlRtrPct	6.23%
Annual Return [Percent]	oef_AnnlRtrPct	43.12%
Annual Return [Percent]	oef_AnnlRtrPct	(20.55%)
Annual Return [Percent]	oef_AnnlRtrPct	20.08%
Annual Return [Percent]	oef_AnnlRtrPct	25.71%
Annual Return [Percent]	oef_AnnlRtrPct	(2.00%)
Annual Return [Percent]	oef_AnnlRtrPct	(28.72%)
Annual Return [Percent]	oef_AnnlRtrPct	7.25%
Annual Return [Percent]	oef_AnnlRtrPct	12.64%
Annual Return [Percent]	oef_AnnlRtrPct	35.88%
Performance Inception Date	oef_PerfInceptionDate	Feb. 17, 2012
Prospectus Summary | NYLI VP Candriam Emerging Markets Equity Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,735
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.39%
Performance Inception Date	oef_PerfInceptionDate	Feb. 17, 2012

[1]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[2]	The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.